Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. and Foreign Components of Earnings From Continuing Operations Before Income Taxes and Equity in Loss of Investee Companies
The U.S. and foreign components of earnings from continuing operations before income taxes and equity in loss of investee companies were as follows:

Year Ended December 31,	2017	2016	2015
United States	$1,441	$1,803	$1,840
Foreign	538	427	424
Total	$1,979	$2,230	$2,264

Income Tax Provision Components
The components of the provision for income taxes were as follows:

Year Ended December 31,	2017	2016	2015
Current:
Federal	$720	$359	$110
State and local	38	64	30
Foreign	63	61	91
	821	484	231
Deferred	(188)	144	445
Provision for income taxes	$633	$628	$676

Reconciliation of U.S. Federal Statutory Income Tax Rate
The difference between income taxes expected at the U.S. federal statutory income tax rate of 35% and the provision for income taxes is summarized as follows:

Year Ended December 31,	2017	2016	2015
Taxes on income at U.S. federal statutory rate	$693	$780	$792
State and local taxes, net of federal tax benefit	47	59	55
Effect of foreign operations	(162)	(112)	(100)
Impact of federal tax legislation	129	—	—
Excess tax benefits from stock-based compensation	(44)	—	—
Domestic production deduction	(31)	(42)	(25)
Sales of businesses	—	—	(42)
Audit settlements, net	—	—	(9)
Other, net (a)	1	(57)	5
Provision for income taxes	$633	$628	$676
(a) 2016 includes a one-time tax benefit of $47 million associated with a multiyear adjustment to a tax deduction, which was approved by the IRS during the third quarter of 2016.

Components of Deferred Income Tax Assets and Liabilities
The following table summarizes the components of deferred income tax assets and liabilities.

At December 31,	2017	2016
Deferred income tax assets:
Reserves and other accrued liabilities	$391	$671
Pension, postretirement and other employee benefits	478	843
Tax credit and loss carryforwards	835	966
Other	70	113
Total deferred income tax assets	1,774	2,593
Valuation allowance	(974)	(928)
Deferred income tax assets, net	800	1,665
Deferred income tax liabilities:
Intangible assets	(847)	(1,469)
Unbilled licensing receivables	(291)	(636)
Property, equipment and other assets	(86)	(140)
Total deferred income tax liabilities	(1,224)	(2,245)
Deferred income tax liabilities, net	$(424)	$(580)

Change in Reserve for Uncertain Tax Positions
The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

At January 1, 2015	$140
Additions for current year tax positions	14
Additions for prior year tax positions	6
Reductions for prior year tax positions	(32)
Cash settlements	(23)
Statute of limitations lapses	(1)
At December 31, 2015	104
Additions for current year tax positions	9
Additions for prior year tax positions	4
Reductions for prior year tax positions	(8)
Cash settlements	(6)
Statute of limitations lapses	(1)
At December 31, 2016	102
Additions for current year tax positions	50
Additions for prior year tax positions	39
Reductions for prior year tax positions	(41)
Cash settlements	(5)
Statute of limitations lapses	(7)
At December 31, 2017	$138